3. Business Combination (Details-Assets and liabilities assumed) (USD $)	3 Months Ended
	Mar. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Cash	$ 283,199
Accounts Receivable	89,398
Prepaid Expenses and Other Assets	145,574
Property and equipment, net	75,385
Identifiable artistic-related intangible assets	1,740,000	[1]
Total assets acquired	2,333,556
Accounts Payable	(404,757)
Accrued Expenses	(450,000)
Short Term Debt - Related Party	(516,966)
Disputed Trade Payable	(925,000)
Total liabilities assumed	(2,296,723)
Net assets acquired	36,833
Consideration	10,402,639	[2]
Goodwill	$ 10,365,806		$ 10,365,806	$ 0

[1]	The value of the identifiable artistic-related intangible assets was determined by an independent Corporate Finance and Business Valuation firm.
[2]	As consideration for the net assets acquired in the Merger, the Company issued an aggregate of 2,972,183 shares of its common stock the Parent Member, valued at $3.50 per share. The acquisition-date fair value of the common stock was based on the common stock sold under the private placement on the date of the Merger.